CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 1,732	$ 1,829	$ 1,508
Cost of sales	(1,107)	(1,139)	(951)
Gross profit	625	690	557
Selling expenses	(66)	(65)	(37)
Administrative expenses	(185)	(142)	(102)
Exploration expenses	(7)
Other operating income	177	131	105
Other operating expenses	(88)	(46)	(58)
Impairment of property, plant and equipment, intangible assets and inventories	(39)	(38)	(4)
(Impairment) Recovery of impairment of financial assets		(4)	1
Share of profit from associates and joint ventures	(2)	105	100
Profit from sale/acquisition of companies´ interest	9		17
Operating income	424	631	579
Financial income	5	5	10
Financial costs	(364)	(221)	(185)
Other financial results	558	166	(14)
Financial results, net	199	(50)	(189)
Profit before income tax	623	581	390
Income tax	(318)	(124)	(77)
Profit of the year from continuing operations	305	457	313
Loss of the year from discontinued operations			(75)
Total income (loss) of the year	305	457	238
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	(5)	(9)	(3)
Income tax	2	3	1
Exchange differences on translation	(78)	21	22
Items that may be reclassified to profit or loss
Exchange differences on translation	(97)	39	70
Other comprehensive (loss) income of the year from continuing operations	(178)	54	90
Other comprehensive income of the year from discontinued operations			64
Other comprehensive (loss) income of the year	(178)	54	154
Total comprehensive income of the year	127	511	392
Total income (loss) of the year attributable to:
Owners of the company	302	456	273
Non-controlling interest	3	1	(35)
Total income (loss) of the year attributable to owners of the Company:
Continuing operations	302	456	312
Discontinued operations			(39)
Total income of the year attributable to owners of the company	302	456	273
Total comprehensive income (loss) of the year attributable to:
Owners of the Company	124	510	393
Non-controlling interest	3	1	(1)
Total comprehensive income (loss) of the year attributable to owners of the Company:
Continuing operations	124	510	402
Discontinued operations			(9)
Total comprehensive income (loss) of the year attributable to owners of the company	$ 124	$ 510	$ 393